Other Receivables, Deposits and Prepayments	12 Months Ended
Dec. 31, 2024
Other Receivables Deposits And Prepayments
Other Receivables, Deposits and Prepayments

Note 5 – Other Receivables, Deposits and Prepayments

Other receivables, deposits and prepayments consisted of the following as of December 31, 2024 and December 31, 2023.

	Year ended Dec 31, 2024	Year ended Dec 31, 2023
	(Audited)	(Audited)
Other Receivables	$804	$-
Deposits	$10,648	$10,291
Prepayments	$11,420	$11,374
Total other receivables, deposits and prepayments	$22,872	$21,665

As of December 31, 2024 and 2023, the amount of $22,872 and $21,665 respectively on other receivables, deposits and prepayments are receivables for non-related party transactions and outstanding balances.